FINANCIAL INSTRUMENTS - Interest Expense Relating to Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Interest expense calculated using the effective interest rate method	$ 26,574	$ 27,243	$ 31,040